SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Schedule of Revenue by Geographic Location
	Six Months Ended June 30,
	2023	2024
	(Unaudited)

United States	$182,549	$218,793
Israel	3,235	4,214
United Kingdom	21,934	25,655
Europe, the Middle East and Africa *	71,741	114,071
Other	58,089	83,523
	$337,548	$446,256
* Excluding United Kingdom and Israel